COMMITMENTS AND CONTINGENCIES (Schedule of Product Warranty Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Product warranty activity
Beginning balance	$ 31,778,365	$ 20,612,293
Warranty provision	8,815,974	$ 13,076,787
Revision of warranty costs	(3,249,623)
Warranty expense incurred	(18,132)	$ (1,350,729)
Foreign exchange effect	(1,302,638)	(559,986)
Ending balance	$ 36,023,946	$ 31,778,365